Schedule of reconciliation of financial liability measured at fair value on a recurring basis (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jul. 31, 2021	Dec. 31, 2022	Jul. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Beginning balance	$ 7,409,550	$ 20,321,053	$ 7,409,550		$ 7,409,550
Change in fair value of prepaid forward purchase liabilities	12,911,503	532,492			12,911,503
Ending balance	$ 20,321,053	$ 20,853,545			$ 20,321,053		$ 7,409,550